Share-Based Payment	12 Months Ended
Dec. 31, 2023
Share-based payment [Abstract]
Share-based payment

Note 14 - Share-based payment

A.	Option plan

The Company has adopted the SaverOne 2014 Ltd. 2015 Share Incentive Plan (the “Plan”), under which the Company is entitled to grant options, restricted shares and restricted share units to designated participants to purchase ordinary shares of the Company. Under the Plan, options forfeited or cancelled prior to their expiration date, become available for future grants. Unless stipulated otherwise by the Company’s Board of Directors, the unexercised options will expire 10-years period following the grant date. The Plan is subject to article 102 of the Israeli Income Tax Ordinance (New Version) - 1961 (the “Income Tax Ordinance”), as part of the equity track with a trustee. As of December 31, 2023, the Company has 294,770 options available for future grants.

B.	Grants

2021

During the year ended December 31, 2021, the Board of Directors (or the shareholders at a general meeting to the extent that such approval was required) approved a grant of 140,000 options exercisable into shares of the Company, to several grantees, including the Company’s CEO. Each option is exercisable into one ordinary share of the Company, over a vesting term as determined by the Board of Directors at an exercise price in cash of between NIS 25.23 - NIS 36 per share (subject to standard adjustments). The fair value of the benefit in respect of the grant was estimated at an amount of NIS 2,109 which be carried to profit and loss over the vesting period.

2022

During the year ended December 31, 2022, the Board of Directors (or the shareholders at a general meeting to the extent that such approval was required) approved a grant of 1,031,000 options exercisable into shares of the Company, to several grantees. Each option is exercisable into one ordinary share of the Company over a vesting terms as determined by the Board of Directors at an average exercise price in cash of NIS 1.639 per share (subject to standard adjustments). The fair value of the benefit in respect of the grant was estimated at an amount of NIS 876 which will be carried to profit and loss over the vesting period.

2023

During the year ended December 31, 2023, the Board of Directors (or the shareholders at a general meeting to the extent that such approval was required) approved a grant of 291,000 options exercisable into shares of the Company, to several grantees. Each option exercisable into one ordinary share of the Company over a vesting terms as determined by the Board of Directors at an average exercise price in cash for each of the option of NIS 1.062 per share (subject to standard adjustments). The fair value of the benefit in respect of the grant was estimated at an amount of NIS 240 which will be carried to profit and loss over the vesting period.

In addition, on August 14, 2023, the Company’s shareholders approved grant of 900,000 RSUs to the Company’s CEO exercisable into the same number of ordinary shares, based on vesting schedule commencing September 1, 2023 over a period of 3 years (see Note 12A above). The fair value of the benefit in respect of the grant was estimated at an amount of NIS 822 which will be carried to profit and loss over the vesting period.

The fair value of the options granted, as above, was estimated using the Black and Scholes model. The parameters used in calculating the model were as follows:

	2023 grants	2022 grants	2021 grants

Price per share	NIS 0.87 - 1.05	NIS 1.477	NIS 24.1 - 28.5
Exercise price	NIS 0.93 - 1.09	NIS 1.639	NIS 25.2 - 36
Expected volatility (%)	112.28 - 116.03	46	48
Expected term (in years)	6.25	10	10
Risk-free interest (%)	4.5	2.97	1.53
Expected dividend rate (%)	-	-	-

The total compensation cost related to all of the Company’s equity-based awards recognized during the years ended December 31, 2023, 2022 and 2021 was comprised as follows:

	Year ended December 31,
	2023	2022	2021
Research and development	354	362	486
Sales and marketing	-	-	1,456
General and administrative	624	795	1,406
Total	978	1,157	3,348

The following table presents additional information relating to the share-based payment under the Plan:

	2023		2022		2021
	Number of options	Weighted average of the exercise price	Number of options	Weighted average of the exercise price	Number of options	Weighted average of the exercise price

Outstanding at the beginning of the year	1,826,519	5.74	795,519	10.61	662,501	5.64
Granted (*)	291,000	1.021	1,031,000	1.639	140,000	34.93
Forfeited	(312,289)	2.59	-	-	(6,982)	21.30
Exercised (*)	-	-	-	-	-	-
Outstanding at the end of the year	1,805,230	5.55	1,826,519	5.74	795,519	10.61
Exercisable at the end of the year	982,967	7.98	651,277	8.81	516,135	6.17

(*)	Excluding grant of 900,000 RSUs to the Company’s CEO and exercise of 90,000 RSUs during the year ended December 31, 2023. See Notes 12A and 13C6 above.

As of December 31, 2023, there was NIS 1,687 of unrecognized compensation expense related to unvested share options. The Company recognizes compensation expense over the requisite service periods, which results in a weighted average period of approximately 3.2 years over which the unrecognized compensation expense is expected to be recognized.